Accrued Expenses and Other Current Liabilities	12 Months Ended
Mar. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 8 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	March 31,
	2025	2024
Accrued staff costs	$6,239	$17,851
Accrued administrative expenses	54,888	31,763
Other payables	217,680	224,957
Total	$278,807	$274,571